Related Party Transactions - Summary of Key Management Personnel Compensation (Details) - Key Management Personnel of Entity or Parent - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Line Items]
Short-term employee benefits	¥ 62	¥ 65	¥ 64
Share-based compensation	205	233	223
Key management personnel compensation	¥ 267	¥ 298	¥ 287